Lease - Cash outflow for leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease
Cash outflow for leases	$ 804	$ 390	$ 1,438	$ 940	$ 2,132	$ 367	$ 31
Cash outflow for short-term and low-value leases	36	26	20	50	9	5	28
Total cash outflow for leases	$ 840	$ 416	$ 1,458	$ 990	$ 2,141	$ 372	$ 59